T. ROWE PRICE New Asia Fund
January 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
CHINA 23.5%
Common Stocks 19.3%
Alibaba Group Holding (HKD)  5,911,440 53,020
ANT Group, Acquisition Date: 8/14/23, Cost $3,730 (USD) (1)
(2)(3) 3,730,116 3,653
Baidu, Class A (HKD) (1) 731,000 9,464
China Resources Mixc Lifestyle Services (HKD)  6,231,000 17,994
H World Group (HKD)  4,705,600 14,749
Hesai Group, ADR (USD) (1)(4) 332,525 1,939
Jiumaojiu International Holdings (HKD)  7,160,000 4,217
Kanzhun, ADR (USD) (4) 920,745 12,808
KE Holdings, ADR (USD)  1,890,277 26,785
Li Auto, Class A (HKD) (1) 2,043,000 28,240
PDD Holdings, ADR (USD) (1)(4) 121,702 15,440
Shandong Weigao Group Medical Polymer, Class H (HKD)  12,564,400 8,026
Silergy (TWD)  2,021,000 24,872
Sunny Optical Technology Group (HKD)  1,752,100 10,769
Tencent Holdings (HKD)  2,485,760 86,284
Tsingtao Brewery, Class H (HKD)  2,690,000 15,351
Wuxi Biologics Cayman (HKD) (1) 1,471,000 3,871
Yum China Holdings (HKD)  398,900 13,725
Yum China Holdings (USD) (4) 465,748 16,110
367,317
Common Stocks - China A Shares 4.2%
Bethel Automotive Safety Systems, A Shares (CNH)  1,764,654 12,667
Hongfa Technology, A Shares (CNH)  5,802,994 18,090
NARI Technology, A Shares (CNH)  5,523,735 16,121
Shenzhen Inovance Technology, A Shares (CNH)  1,913,208 14,889
Zhejiang Dingli Machinery, A Shares (CNH)  1,530,100 10,980
ZWSOFT Guangzhou, A Shares (5) 658,803 6,633
79,380
Total China (Cost
$463,250
)
446,697
HONG KONG 5.7%
Common Stocks 5.7%
AIA Group  8,327,000 65,304
HKT Trust & HKT  12,546,000 15,071
Hong Kong Exchanges & Clearing  677,900 20,553
Hongkong Land Holdings (USD)  2,246,200 7,012
Total Hong Kong (Cost
$83,227
)
107,940

T. ROWE PRICE New Asia Fund

Shares $ Value
(Cost and value in $000s)
INDIA 19.2%
Common Stocks 19.2%
Axis Bank  2,425,341 31,176
HDFC Bank  3,117,008 54,819
HDFC Life Insurance  4,396,505 30,510
Hindustan Unilever  658,019 19,624
ICICI Bank  3,799,024 46,894
Info Edge India  386,122 23,410
Infosys, ADR (USD) (4) 1,158,626 23,010
Kotak Mahindra Bank  1,329,725 29,246
Page Industries  17,607 7,926
Power Grid Corp. of India  5,338,907 16,714
Reliance Industries  990,618 33,995
Shriram Finance  974,620 29,019
Zomato (1) 10,843,311 18,173
Total India (Cost
$258,119
)
364,516
INDONESIA 2.6%
Common Stocks 2.6%
Bank Central Asia  82,164,500 49,712
Total Indonesia (Cost
$19,442
)
49,712
MALAYSIA 1.6%
Common Stocks 1.6%
CIMB Group Holdings  23,315,200 30,709
Total Malaysia (Cost
$27,585
)
30,709
NETHERLANDS 3.0%
Common Stocks 3.0%
ASML Holding (USD)  66,230 57,608
Total Netherlands (Cost
$13,796
)
57,608
PHILIPPINES 2.5%
Common Stocks 2.5%
Ayala Land  11,192,700 6,764
Bank of the Philippine Islands  3,395,898 6,654
BDO Unibank  4,137,430 10,651

T. ROWE PRICE New Asia Fund

Shares $ Value
(Cost and value in $000s)
Converge Information and Communications Technology
Solutions (1) 25,332,390 4,168
SM Investments  359,590 5,741
Universal Robina  6,835,970 13,558
Total Philippines (Cost
$53,704
)
47,536
SINGAPORE 4.0%
Common Stocks 4.0%
DBS Group Holdings  2,791,500 66,117
Sea, ADR (USD) (1) 272,362 10,388
Total Singapore (Cost
$56,316
)
76,505
SOUTH KOREA 11.3%
Common Stocks 11.3%
KT (1) 380,698 10,084
LG Chem  102,415 33,211
NAVER (1) 103,209 15,391
Samsung Electronics  2,847,089 154,702
Total South Korea (Cost
$119,672
)
213,388
SWITZERLAND 1.0%
Common Stocks 1.0%
Cie Financiere Richemont, Class A  121,640 18,068
Total Switzerland (Cost
$10,488
)
18,068
TAIWAN 16.0%
Common Stocks 16.0%
ASE Technology Holding  3,115,000 13,469
Chailease Holding  2,564,149 14,194
Hon Hai Precision Industry  5,773,000 18,885
MediaTek  497,000 15,336
Taiwan Semiconductor Manufacturing  12,088,574 241,995
Total Taiwan (Cost
$69,836
)
303,879
THAILAND 2.1%
Common Stocks 2.1%
SCB X  8,900,000 26,108

T. ROWE PRICE New Asia Fund

Shares $ Value
(Cost and value in $000s)
Siam Cement  1,766,700 13,449
Total Thailand (Cost
$43,304
)
39,557
UNITED STATES 0.5%
Common Stocks 0.5%
Coupang (1) 705,450 9,876
Total United States (Cost
$16,566
)
9,876
VIETNAM 3.2%
Common Stocks 3.2%
Asia Commercial Bank  10,845,800 12,307
Bank for Foreign Trade of Vietnam (1) 4,434,624 16,052
Hoa Phat Group (1) 20,214,100 22,889
Mobile World Investment  5,147,900 9,444
Total Vietnam (Cost
$50,682
)
60,692
SHORT-TERM INVESTMENTS 3.1%
Money Market Funds 3.1%
T. Rowe Price Government Reserve Fund, 5.40% (6)(7) 58,123,064 58,123
Total Short-Term Investments (Cost $58,123) 58,123
SECURITIES LENDING COLLATERAL 1.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.4%
Money Market Funds 1.4%
T. Rowe Price Government Reserve Fund, 5.40% (6)(7) 26,158,672 26,159
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 26,159
Total Securities Lending Collateral (Cost $26,159) 26,159
Total Investments in Securities 100.7%
(Cost $1,370,269) $ 1,910,965
Other Assets Less Liabilities (0.7)% (13,117)
Net Assets 100.0% $ 1,897,848

T. ROWE PRICE New Asia Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$3,653 and represents 0.2% of net assets.
(4) All or a portion of this security is on loan at January 31, 2024.
(5) China A shares held through the QFII are subject to certain restrictions.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
TWD Taiwan Dollar
USD U.S. Dollar

T. ROWE PRICE New Asia Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ — $ — $ 484++
Totals $ —# $ — $ 484+
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
01/31/24
T. Rowe Price Government
Reserve Fund, 5.40% $ 77,470  ¤  ¤ $ 84,282
Total $ 84,282^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $484 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $84,282.

T. ROWE PRICE New Asia Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price New Asia Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE New Asia Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE New Asia Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 173,964 $ 1,649,066 $ 3,653 $ 1,826,683
Short-Term Investments 58,123 — — 58,123
Securities Lending Collateral 26,159 — — 26,159
Total $ 258,246 $ 1,649,066 $ 3,653 $ 1,910,965

T. ROWE PRICE New Asia Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F39-054Q1 01/24